Balance by type of finance debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	$ 35,700	$ 53,888
Current borrowings and current portion of non-current borrowings	3,641	4,186
Non-current portion of non-current borrowings	32,059	49,702
BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	4,517	8,854
Foreign countries [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	31,183	45,034
Banking Market [Member] | BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	1,237	5,016
Banking Market [Member] | Foreign countries [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	8,525	13,581
Capital Market [Member] | BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	2,504	2,512
Capital Market [Member] | Foreign countries [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	19,527	27,625
Development Banks [Member] | BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	769	1,315
Development Banks [Member] | Foreign countries [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		201
Other Debt [Member] | BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	7	11
Other Debt [Member] | Foreign countries [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	180	203
Export Credit Agencies [Member] | Foreign countries [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	$ 2,951	$ 3,424